Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Partnership's Deferred Tax Assets and Liabilities

The significant components of the Partnership’s deferred tax assets and liabilities are as follows:

	December 31, 2015 $	December 31, 2014 $
Deferred tax assets:
Tax losses carried forward(1)	116,894	146,851
Other	2,815	3,726

Total deferred tax assets	119,709	150,577

Deferred tax liabilities:
Vessels and equipment	10,577	12,514
Long-term debt	3,218	2,295
Other	1,204	1,371

Total deferred tax liabilities	14,999	16,180

Net deferred tax assets	104,710	134,397

Valuation allowance	(75,277)	(128,438)

Net deferred tax assets	29,433	5,959

Disclosed in:
Deferred tax asset	30,050	5,959
Other long-term liabilities	617	—

Net deferred tax assets	29,433	5,959

(1)

As at December 31, 2015, the income tax losses carried forward of $466.3 million ($559.1 million – December 31, 2014) are available to offset future taxable income in the applicable jurisdictions, and can be carried forward indefinitely.

Components of Provision for Income Tax

The components of the provision for income taxes are as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Current	(1,650)	(1,290)	(75)
Deferred	23,007	(889)	(2,150)

Income tax recovery (expense)	21,357	(2,179)	(2,225)

Reconciliations of Income Tax Rate and Actual Tax Charge

Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Net income before taxes	78,786	19,835	78,782
Net income (loss) not subject to taxes	12,601	(72,469)	41,100

Net income subject to taxes	66,185	92,304	37,682

At applicable statutory tax rates	14,527	12,484	2,559
Permanent differences	387	(4,677)	(3,619)
Adjustments related to currency differences	(1,060)	3,349	(14,231)
Valuation allowance	(35,211)	(8,977)	17,516

Tax (recovery) expense related to current year	(21,357)	2,179	2,225

Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2015, 2014 and 2013:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Balance of unrecognized tax benefits as at beginning of the year	6,779	7,037	3,692
Decreases for positions related to prior years	(3,082)	(258)	(336)
Increases for positions related to the current year	350	—	—
Increase for positions attributable to the Dropdown Predecessor	—	—	3,681

Balance of unrecognized tax benefits as at end of the year	4,047	6,779	7,037